Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures”, provides a definition of fair value, establishes a framework for measuring fair value, and requires expanded disclosures about fair value measurements. The standard applies when GAAP requires or allows assets or liabilities to be measured at fair value; therefore, it does not expand the use of fair value in any new circumstance.
The Company utilized a pricing service to estimate fair value measurements for approximately 100.0% of its fixed maturities. For investments that have quoted market prices in active markets, the Company uses the quoted market prices as fair value and includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. The Company receives the quoted market prices from nationally recognized third-party pricing services (“pricing services”). When quoted market prices are unavailable, the Company utilizes a pricing service to determine an estimate of fair value. This pricing method is used, primarily, for fixed maturities. The fair value estimates provided by the pricing service are included in Level 2 of the fair value hierarchy. If the Company determines that the fair value estimate provided by the pricing service does not represent fair value or if quoted market prices and an estimate from pricing services are unavailable, the Company produces an estimate of fair value based on dealer quotations of the bid price for recent activity in positions with the same or similar characteristics to that being valued or through consensus pricing of a pricing service. Depending on the level of observable inputs, the Company will then determine if the estimate is in Level 2 or Level 3 of the fair value hierarchy.
The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of September 30, 2014.
Equity Securities ‑ For public common and preferred stocks, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stocks held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stocks as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. When common stock has no available pricing from the pricing services and is not actively traded on any exchange, a broker-dealer quote price is used and the amount is disclosed in Level 3.
U.S. Treasury and Federal Agencies ‑ Comprised of primarily bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in the Level 2 fair value hierarchy.
State and Political Subdivision Bonds ‑ Comprised of bonds and auction rate securities issued by U.S. state and municipality entities or agencies. The fair values of municipal bonds are generally priced by pricing services. The pricing services typically use spreads obtained from broker-dealers, trade prices and the new issue market. As the significant inputs used to price the municipal bonds are observable market inputs, these are classified within Level 2. Municipal auction rate securities are reported in the consolidated balance sheets at cost which approximates their fair value.
Corporate Bonds ‑ Comprised of bonds issued by corporations and are generally priced by pricing services. The fair values of corporate bonds that are short term are priced, by the pricing services, using the spread above the London Interbank Offering Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in the Level 2 fair value hierarchy.
Foreign Government ‑ Comprised of bonds issued by foreign governments, and are generally priced by pricing services. As the significant inputs used to price foreign government bonds are observable market inputs, the fair values of foreign government bonds are included in the Level 2 fair value hierarchy.
Mortgage and Asset-Backed Securities ‑ Comprised of commercial, residential mortgage-backed and asset-backed securities. These securities are priced by independent pricing services and brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price are observable market inputs, the fair values of these securities are included in the Level 2 fair value hierarchy.
Premiums and other receivables - The carrying values reported in the accompanying balance sheets for these financial instruments approximate their fair values due to the short term nature of these assets.
Notes Payable - The amount reported in the accompanying balance sheets for this financial instrument represents the carrying value of the debt. As of September 30, 2014, the current fair value of the Company's 6.75% Notes and Imperial Surplus Notes, which are not publicly traded, were $275,588 and $4,982, respectively. The fair value of the Company’s 6.75% Notes was determined using market-based metrics and the magnitude and timing of contractual interest and principal payments. The Imperial Surplus Notes were valued using the Black Derman-Toy interest rate lattice model. In addition, as of September 30, 2014, the current fair value of the Reciprocal Exchanges' Surplus Notes, which are not publicly traded, was $44,600. The fair value of the Reciprocal Exchanges' Surplus Notes was determined by discounting the estimated interest and principal payments by an appropriate yield.

In accordance with ASC 820, assets and liabilities measured at fair value on a recurring basis are as follows:

September 30, 2014	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$6,961	$—	$41,718	$48,679
Preferred stock	—	7,476	—	7,476
Fixed maturities:
U.S. Treasury and Federal agencies	44,925	—	—	44,925
State and political subdivision bonds	—	171,501	—	171,501
Residential mortgage-backed securities	—	481,290	—	481,290
Corporate bonds	—	863,885	—	863,885
Commercial mortgage-backed securities	—	82,192	—	82,192
Asset-backed other securities	—	5,458	—	5,458
Foreign government	—	5,907	—	5,907
Short term investments	—	2,901	—	2,901
Other investments	—	—	4,095	4,095
Total assets	$51,886	$1,620,610	$45,813	$1,718,309
NGHC	$27,974	$1,409,284	$45,813	1,483,071
Reciprocal Exchanges	23,912	211,326	—	235,238
Total assets	$51,886	$1,620,610	$45,813	$1,718,309

Liabilities
Securities sold under agreements to repurchase	$—	$95,362	$—	$95,362
Total liabilities	$—	$95,362	$—	$95,362

December 31, 2013	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	—	4,348	—	4,348
Fixed maturities:
U.S. Treasury and Federal agencies	31,575	—	—	31,575
State and political subdivision bonds	—	99,584	—	99,584
Residential mortgage-backed securities	—	269,429	—	269,429
Corporate bonds	—	491,795	—	491,795
Commercial mortgage-backed securities	—	8,128	—	8,128
Other investments	—	—	2,893	2,893
Total assets	$33,514	$873,284	$2,893	$909,691

Liabilities
Securities sold under agreements to repurchase	$—	$109,629	$—	$109,629
Total liabilities	$—	$109,629	$—	$109,629

There have not been any transfers between Level 1 and Level 2, or Level 2 and Level 3, respectively, during the periods represented by these condensed consolidated financial statements.

The Company does not measure any assets or liabilities at fair value on a nonrecurring basis at September 30, 2014. The carrying value of the Company’s cash and cash equivalents, premiums and other receivables, accrued interest, accounts payable and accrued expenses approximates fair value given the short-term nature of such items.